POSTRETIREMENT BENEFIT PLANS - Summary of Changes in Projected Benefit Obligations (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Funded status – surplus (deficit)			$ 80
Principal pension
Defined Benefit Plan Disclosure [Line Items]
Balance at January 1,	$ 10,780
Balance at January 1,	9,491
Service cost	6	$ 6	24
Interest cost	135	141	561
Balance as of December 31,			10,780
Balance as of December 31,			9,491
Funded status – surplus (deficit)			(1,289)
Principal pension | Change in Projected Benefit Obligations
Defined Benefit Plan Disclosure [Line Items]
Balance at January 1,	10,780	0	0
Service cost			24
Interest cost			561
Participant contributions			3
Plan amendments			17
Actuarial loss (gain) – net			300
Benefits paid			(766)
Curtailments/settlement			0
Transfers and other – net			10,641
Exchange rate adjustments			0
Balance as of December 31,			10,780	$ 0
Principal pension | Change in Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Balance at January 1,	9,491	0	0
Actual gain (loss) on plan assets			602
Employer contributions			28
Benefits paid			(766)
Curtailments/settlement			0
Transfers and other – net			9,624
Participant contributions			3
Exchange rate adjustments			0
Balance as of December 31,			9,491	0
Funded status – surplus (deficit)			(1,289)
Other pension
Defined Benefit Plan Disclosure [Line Items]
Balance at January 1,	1,048	948	948
Balance at January 1,	410	406	406
Service cost	8	9	31	30	$ 44
Interest cost	57	61	248	94	86
Balance as of December 31,			1,048	948
Balance as of December 31,			410	406
Funded status – surplus (deficit)			(638)	(542)
Other pension | Change in Projected Benefit Obligations
Defined Benefit Plan Disclosure [Line Items]
Balance at January 1,	6,712	4,756	4,756	7,054
Service cost			31	30
Interest cost			248	94
Participant contributions			19	18
Plan amendments			0	0
Actuarial loss (gain) – net			438	(1,633)
Benefits paid			(424)	(353)
Curtailments/settlement			(11)	0
Transfers and other – net			1,343	0
Exchange rate adjustments			312	(454)
Balance as of December 31,			6,712	4,756	7,054
Other pension | Change in Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Balance at January 1,	6,851	4,805	4,805	6,875
Actual gain (loss) on plan assets			437	(1,333)
Employer contributions			102	44
Benefits paid			(424)	(353)
Curtailments/settlement			(11)	0
Transfers and other – net			1,569	0
Participant contributions			19	18
Exchange rate adjustments			354	(446)
Balance as of December 31,			6,851	4,805	$ 6,875
Funded status – surplus (deficit)			139	49
Principal retiree benefit
Defined Benefit Plan Disclosure [Line Items]
Balance at January 1,		766	766
Balance at January 1,		0	0
Service cost	1	2	6
Interest cost	9	10	41
Balance as of December 31,				766
Balance as of December 31,				0
Funded status – surplus (deficit)				(766)
Principal retiree benefit | Change in Projected Benefit Obligations
Defined Benefit Plan Disclosure [Line Items]
Balance at January 1,	766	0	0
Service cost			6
Interest cost			41
Participant contributions			10
Plan amendments			0
Actuarial loss (gain) – net			(5)
Benefits paid			(87)
Curtailments/settlement			0
Transfers and other – net			801
Exchange rate adjustments			0
Balance as of December 31,			766	0
Principal retiree benefit | Change in Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Balance at January 1,	$ 0	$ 0	0
Actual gain (loss) on plan assets			0
Employer contributions			77
Benefits paid			(87)
Curtailments/settlement			0
Transfers and other – net			0
Participant contributions			10
Exchange rate adjustments			0
Balance as of December 31,			0	$ 0
Funded status – surplus (deficit)			$ (766)